T. ROWE PRICE Emerging Markets Corporate Bond Fund
March 31, 2025 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ANGOLA 0.5%
Government Bonds 0.5%
Republic of Angola, 8.00%, 11/26/29 (USD)  1,275,000 1,133
Total Angola (Cost $1,169) 1,133
ARGENTINA 2.3%
Corporate Bonds 1.7%
Telecom Argentina, 8.00%, 7/18/26 (USD)  317,000 322
Telecom Argentina, 9.50%, 7/18/31 (USD) (1) 1,075,000 1,111
Vista Energy Argentina, 7.625%, 12/10/35 (USD) (1) 1,240,000 1,208
YPF, 9.50%, 1/17/31 (USD)  1,330,000 1,391
4,032
Government Bonds 0.6%
Republic of Argentina, 1.00%, 7/9/29 (USD)  1,809,000 1,407
1,407
Total Argentina (Cost $5,412) 5,439
BRAZIL 8.1%
Corporate Bonds 8.1%
Aegea Finance, 6.75%, 5/20/29 (USD) (1) 1,279,000 1,271
Aegea Finance, 9.00%, 1/20/31 (USD) (1) 420,000 442
Azul Secured Finance, 11.93%, 8/28/28 (USD)  655,754 574
Azul Secured Finance, FRN, SOFRINDX + 8.25%, 4.353%,
1/28/30, (8.25% Cash or 10.75% PIK) (USD) (1)(2) 427,334 478
Cosan Overseas, 8.25% (USD) (3) 2,975,000 2,982
CSN Resources, 4.625%, 6/10/31 (USD) (1) 550,000 427
CSN Resources, 8.875%, 12/5/30 (USD)  1,450,000 1,431
FS Luxembourg, 8.875%, 2/12/31 (USD) (1) 400,000 411
FS Luxembourg, 8.875%, 2/12/31 (USD)  1,440,000 1,479
Globo Comunicacao e Participacoes, 4.875%, 1/22/30
(USD) (1) 655,000 610
Globo Comunicacao e Participacoes, 4.875%, 1/22/30
(USD)  605,000 563
Klabin Austria, 3.20%, 1/12/31 (USD)  1,470,000 1,282
LD Celulose International, 7.95%, 1/26/32 (USD) (1) 660,000 681
LD Celulose International, 7.95%, 1/26/32 (USD)  820,000 846
Raizen Fuels Finance, 6.45%, 3/5/34 (USD) (1) 1,690,000 1,709
Raizen Fuels Finance, 6.70%, 2/25/37 (USD) (1) 810,000 811
Raizen Fuels Finance, 6.95%, 3/5/54 (USD) (1) 520,000 507
Samarco Mineracao, 9.00%, 6/30/31, (9.00% PIK) (USD) (2) 502,104 486

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Sitios Latinoamerica, 5.375%, 4/4/32 (USD) (1) 825,000 792
Sitios Latinoamerica, 5.375%, 4/4/32 (USD)  475,000 456
Usiminas International, 7.50%, 1/27/32 (USD) (1) 1,030,000 1,041
Total Brazil (Cost $19,220) 19,279
CHILE 4.7%
Corporate Bonds 4.7%
AES Andes, 6.25%, 3/14/32 (USD) (1) 770,000 776
AES Andes, VR, 8.15%, 6/10/55 (USD) (1)(4) 1,860,000 1,925
Agrosuper, 4.60%, 1/20/32 (USD) (1) 1,245,000 1,141
ATP Tower Holdings, 7.875%, 2/3/30 (1) 1,470,000 1,475
Banco de Credito e Inversiones, VR, 7.50% (USD) (1)(3)(4) 1,425,000 1,424
Corp. Nacional del Cobre de Chile, 6.30%, 9/8/53 (USD) (1) 795,000 791
Sociedad de Transmision Austral, 4.00%, 1/27/32 (USD) (1) 1,365,000 1,253
Sociedad Quimica y Minera de Chile, 5.50%, 9/10/34
(USD) (1) 1,625,000 1,577
VTR Comunicaciones, 4.375%, 4/15/29 (USD) (1) 914,000 820
Total Chile (Cost $11,123) 11,182
CHINA 6.4%
Convertible Bonds 2.3%
Alibaba Group Holding, 0.50%, 6/1/31 (USD) (1) 385,000 549
H World Group, 3.00%, 5/1/26 (USD)  516,000 572
JD.com, 0.25%, 6/1/29 (USD) (1) 335,000 387
Meituan, Zero Coupon, 4/27/28 (USD)  1,300,000 1,258
NIO, 3.875%, 10/15/29 (USD)  484,000 355
Trip.com Group, 0.75%, 6/15/29 (USD) (1) 187,000 221
ZTO Express Cayman, 1.50%, 9/1/27 (USD)  2,050,000 2,070
5,412
Corporate Bonds 4.1%
Alibaba Group Holding, 5.625%, 11/26/54 (USD) (1) 500,000 498
Country Garden Holdings, 5.125%, 1/17/25 (USD) (5)(6) 1,850,000 183
GLP China Holdings, 2.95%, 3/29/26 (USD)  1,500,000 1,409
Health & Happiness International Holdings, 7.50%, 3/26/27  1,000,000 135
Health & Happiness International Holdings, 9.125%, 7/24/28
(USD)  2,070,000 2,095
Kaisa Group Holdings, 11.25%, 4/9/22 (USD) (5)(6) 1,000,000 43
Kaisa Group Holdings, 11.95%, 10/22/22 (USD) (5)(6) 5,275,000 224
Prosus, 4.193%, 1/19/32 (USD)  2,550,000 2,325

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Zhongsheng Group Holdings, 5.98%, 1/30/28 (USD)  2,900,000 2,889
9,801
Total China (Cost $19,419) 15,213
COLOMBIA 3.7%
Corporate Bonds 3.2%
Aris Mining, 8.00%, 10/31/29 (USD) (1) 1,240,000 1,260
Ecopetrol, 8.875%, 1/13/33 (USD)  3,942,000 4,071
Geopark, 5.50%, 1/17/27 (USD) (1) 2,330,000 2,284
7,615
Government Bonds 0.5%
Republic of Colombia, 7.50%, 2/2/34 (USD)  1,185,000 1,175
1,175
Total Colombia (Cost $8,629) 8,790
CONGO 0.3%
Corporate Bonds 0.3%
Ivanhoe Mines, 7.875%, 1/23/30 (USD) (1) 730,000 736
Total Congo (Cost $730) 736
CYPRUS 0.7%
Corporate Bonds 0.7%
ASG Finance Designated Activity, 9.75%, 5/15/29 (USD) (1) 1,150,000 1,157
ASG Finance Designated Activity, 9.75%, 5/15/29 (USD)  470,000 473
Total Cyprus (Cost $1,627) 1,630
DOMINICAN REPUBLIC 0.4%
Corporate Bonds 0.4%
Aeropuertos Dominicanos Siglo XXI, 7.00%, 6/30/34
(USD) (1) 910,000 914
Total Dominican Republic (Cost $910) 914
EGYPT 0.5%
Government Bonds 0.5%
Arab Republic of Egypt, 7.625%, 5/29/32 (USD)  1,325,000 1,147
Total Egypt (Cost $1,173) 1,147

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
EL SALVADOR 0.5%
Government Bonds 0.5%
Republic of El Salvador, 8.25%, 4/10/32 (USD)  1,200,000 1,181
Total El Salvador (Cost $1,189) 1,181
GAMBIA 1.1%
Corporate Bonds 1.1%
Africell Holding, 10.50%, 10/23/29 (USD) (1) 2,675,000 2,625
Total Gambia (Cost $2,675) 2,625
GHANA 0.7%
Corporate Bonds 0.7%
Kosmos Energy, 7.50%, 3/1/28 (USD)  934,000 882
Kosmos Energy, 8.75%, 10/1/31 (USD) (1) 850,000 790
Total Ghana (Cost $1,737) 1,672
HONG KONG 1.3%
Corporate Bonds 0.7%
HKT Capital No. 6, 3.00%, 1/18/32 (USD)  1,800,000 1,585
1,585
Government Bonds 0.6%
Airport Authority, 2.625%, 2/4/51 (USD)  2,200,000 1,446
1,446
Total Hong Kong (Cost $3,233) 3,031
HUNGARY 0.7%
Corporate Bonds 0.7%
OTP Bank, VR, 8.75%, 5/15/33 (USD) (4) 1,570,000 1,667
Total Hungary (Cost $1,647) 1,667
INDIA 7.1%
Corporate Bonds 7.1%
Adani International Container Terminal, 3.00%, 2/16/31
(USD)  2,199,500 1,884
CA Magnum Holdings, 5.375%, 10/31/26 (USD)  1,985,000 1,953
GMR Hyderabad International Airport, 4.75%, 2/2/26 (USD)  1,530,000 1,516
Greenko Wind Projects Mauritius, 7.25%, 9/27/28 (USD) (1) 1,530,000 1,511
IRB Infrastructure Developers, 7.11%, 3/11/32 (USD)  1,200,000 1,213

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Reliance Industries, 6.25%, 10/19/40 (USD)  1,655,000 1,786
Shriram Finance, 6.15%, 4/3/28 (USD)  2,340,000 2,323
Tata Capital, 5.389%, 7/21/28 (USD)  2,450,000 2,475
Vedanta Resources Finance II, 9.25%, 4/23/26 (USD)  920,000 924
Vedanta Resources Finance II, 9.475%, 7/24/30 (USD) (1) 930,000 921
Vedanta Resources Finance II, 10.25%, 6/3/28 (USD) (1) 300,000 309
Total India (Cost $17,030) 16,815
INDONESIA 5.1%
Corporate Bonds 5.1%
Freeport Indonesia, 6.20%, 4/14/52 (USD)  900,000 875
Krakatau Posco, 6.375%, 6/11/27 (USD)  1,580,000 1,597
Krakatau Posco, 6.375%, 6/11/29 (USD)  1,200,000 1,216
Medco Oak Tree Pte., 7.375%, 5/14/26 (USD)  890,000 894
Minejesa Capital, 4.625%, 8/10/30 (USD)  1,736,680 1,694
Minejesa Capital, 5.625%, 8/10/37 (USD)  1,040,000 979
Pakuwon Jati, 4.875%, 4/29/28 (USD)  1,670,000 1,594
PT Tower Bersama Infrastructure, 2.80%, 5/2/27 (USD)  1,200,000 1,139
Sorik Marapi Geothermal Power, 7.75%, 8/5/31 (USD)  197,460 194
Star Energy Geothermal Wayang Windu, 6.75%, 4/24/33
(USD)  1,788,000 1,802
Total Indonesia (Cost $11,819) 11,984
ISRAEL 1.9%
Corporate Bonds 1.9%
Leviathan Bond, 6.50%, 6/30/27 (USD) (1) 2,160,000 2,126
Teva Pharmaceutical Finance Netherlands III, 4.75%, 5/9/27
(USD)  330,000 325
Teva Pharmaceutical Finance Netherlands III, 6.75%, 3/1/28
(USD)  1,400,000 1,435
Teva Pharmaceutical Finance Netherlands III, 7.875%,
9/15/29 (USD)  565,000 606
Total Israel (Cost $4,504) 4,492
JAMAICA 0.4%
Common Stocks 0.1%
Digicel International, Class A, Acquisition date: 1/30/24,
Cost $68 (USD) (5)(7) 60,783 365
365

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Corporate Bonds 0.3%
Kingston Airport Revenue Finance, 6.75%, 12/15/36
(USD) (1) 690,000 696
696
Total Jamaica (Cost $758) 1,061
KAZAKHSTAN 2.2%
Corporate Bonds 2.2%
Kaspi.KZ, 6.25%, 3/26/30 (USD) (1) 2,365,000 2,344
KazMunayGas National, 5.75%, 4/19/47 (USD)  1,870,000 1,636
Tengizchevroil Finance International, 3.25%, 8/15/30 (USD)  1,501,000 1,314
Total Kazakhstan (Cost $5,368) 5,294
MACAO 3.1%
Convertible Bonds 0.3%
Wynn Macau, 4.50%, 3/7/29 (USD) (1) 850,000 860
860
Corporate Bonds 2.8%
Melco Resorts Finance, 5.375%, 12/4/29 (USD)  1,500,000 1,382
MGM China Holdings, 5.875%, 5/15/26 (USD)  1,300,000 1,299
Sands China, 3.80%, 1/8/26 (USD)  1,690,000 1,673
Studio City Finance, 5.00%, 1/15/29 (USD)  1,230,000 1,109
Wynn Macau, 5.125%, 12/15/29 (USD)  1,200,000 1,110
6,573
Total Macao (Cost $7,429) 7,433
MALAYSIA 0.7%
Corporate Bonds 0.7%
Axiata Spv5 Labuan, 3.064%, 8/19/50 (USD)  527,000 352
Petronas Capital, 5.848%, 4/3/55 (USD) (1) 1,360,000 1,380
Total Malaysia (Cost $1,754) 1,732
MAURITIUS 1.5%
Corporate Bonds 1.5%
Axian Telecom, 7.375%, 2/16/27 (USD) (1) 3,210,000 3,239
Axian Telecom, 7.375%, 2/16/27 (USD)  400,000 404
Total Mauritius (Cost $3,601) 3,643

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
MEXICO 4.1%
Bank Loans 0.6% (8)
Mercury Data Center Bidco, FRN, 3M TSFR + 4.75%,
9.06%, 9/5/29 (USD) (9) 1,350,000 1,343
1,343
Corporate Bonds 3.5%
Banco Mercantil del Norte, VR, 8.375% (USD) (1)(3)(4) 1,550,000 1,539
BBVA Mexico, VR, 5.125%, 1/18/33 (USD) (4) 572,000 544
BBVA Mexico, VR, 8.125%, 1/8/39 (USD) (1)(4) 1,835,000 1,871
Industrias Penoles, 5.65%, 9/12/49 (USD)  860,000 752
Metalsa, 3.75%, 5/4/31 (USD) (1) 292,000 231
Metalsa, 3.75%, 5/4/31 (USD)  1,340,000 1,060
Petroleos Mexicanos, 6.49%, 1/23/27 (USD)  1,200,000 1,177
Saavi Energia, 8.875%, 2/10/35 (USD) (1) 1,240,000 1,256
8,430
Total Mexico (Cost $9,857) 9,773
MOROCCO 1.7%
Corporate Bonds 1.7%
OCP, 7.50%, 5/2/54 (USD) (1) 1,240,000 1,273
OCP, 7.50%, 5/2/54 (USD)  930,000 954
Vivo Energy Investments, 5.125%, 9/24/27 (USD)  1,800,000 1,762
Total Morocco (Cost $3,868) 3,989
NETHERLANDS 1.3%
Corporate Bonds 1.3%
VEON Holdings, 3.375%, 11/25/27 (USD)  1,790,000 1,629
VEON Holdings, 4.00%, 4/9/25 (USD)  1,380,000 1,379
Total Netherlands (Cost $2,984) 3,008
PANAMA 1.8%
Corporate Bonds 1.8%
Aeropuerto Internacional de Tocumen, 5.125%, 8/11/61
(USD) (1) 1,700,000 1,205
C&W Senior Finance, 9.00%, 1/15/33 (USD) (1) 2,465,000 2,429
Sable International Finance, 7.125%, 10/15/32 (USD) (1) 713,000 685
Total Panama (Cost $4,459) 4,319

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
PERU 1.9%
Corporate Bonds 1.9%
Cia de Minas Buenaventura, 5.50%, 7/23/26 (USD)  1,890,000 1,891
Kallpa Generacion, 5.875%, 1/30/32 (USD) (1) 1,230,000 1,258
Petroleos del Peru, 5.625%, 6/19/47 (USD)  2,075,000 1,310
Total Peru (Cost $4,639) 4,459
PHILIPPINES 4.4%
Corporate Bonds 4.4%
Bank of the Philippine Islands, 5.25%, 3/26/29 (USD)  1,450,000 1,475
Globe Telecom, 2.50%, 7/23/30 (USD)  620,000 547
Globe Telecom, 3.00%, 7/23/35 (USD)  1,225,000 982
International Container Terminal Services, 4.75%, 6/17/30
(USD)  1,460,000 1,438
Jollibee Worldwide, 5.332%, 4/2/30 (USD)  990,000 1,000
Manila Water, 4.375%, 7/30/30 (USD)  2,525,000 2,427
SMIC SG Holdings, 5.375%, 7/24/29 (USD)  2,550,000 2,565
Total Philippines (Cost $10,786) 10,434
POLAND 0.5%
Corporate Bonds 0.5%
ORLEN, 6.00%, 1/30/35 (USD) (1) 1,090,000 1,120
Total Poland (Cost $1,074) 1,120
QATAR 1.6%
Corporate Bonds 1.6%
Commercial Bank, VR, 4.50% (USD) (3)(4) 1,429,000 1,405
Qatar Energy, 3.125%, 7/12/41 (USD) (1) 1,585,000 1,188
Qatar Energy, 3.125%, 7/12/41 (USD)  1,500,000 1,125
Total Qatar (Cost $4,449) 3,718
ROMANIA 0.4%
Corporate Bonds 0.4%
Banca Transilvania, VR, 8.875%, 4/27/27 (EUR) (4) 748,000 849
Total Romania (Cost $828) 849

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SAUDI ARABIA 4.6%
Corporate Bonds 3.8%
Acwa Power Management & Investments One, 5.95%,
12/15/39 (USD)  1,974,098 1,967
EIG Pearl Holdings, 3.545%, 8/31/36 (USD)  3,300,537 2,903
Gaci First Investment, 5.125%, 2/14/53 (USD)  1,725,000 1,478
Greensaif Pipelines Bidco, 6.51%, 2/23/42 (USD)  1,655,000 1,730
NCB Tier 1 Sukuk, VR, 3.50% (USD) (3)(4) 1,076,000 1,043
9,121
Government Bonds 0.8%
Saudi Arabian Oil, 4.25%, 4/16/39 (USD) (1) 1,575,000 1,374
Saudi Arabian Oil, 4.25%, 4/16/39 (USD)  550,000 480
1,854
Total Saudi Arabia (Cost $11,296) 10,975
SINGAPORE 0.2%
Corporate Bonds 0.2%
Puma International Financing, 7.75%, 4/25/29 (USD)  393,000 396
Total Singapore (Cost $397) 396
SOUTH AFRICA 1.4%
Convertible Bonds 0.7%
Sasol Financing USA, 4.50%, 11/8/27 (USD)  1,800,000 1,634
1,634
Corporate Bonds 0.7%
Transnet, 8.25%, 2/6/28 (USD)  1,635,000 1,667
1,667
Total South Africa (Cost $3,309) 3,301
SOUTH KOREA 2.0%
Convertible Bonds 0.8%
Goldman Sachs Finance Corp. International, Zero Coupon,
4/4/28 (USD)  200,000 198
L&F, 2.50%, 4/26/30 (USD)  1,000,000 648
LG Chem, 1.60%, 7/18/30 (USD)  1,100,000 1,032
1,878
Corporate Bonds 1.2%
LG Energy Solution, 5.875%, 4/2/35 (USD) (1) 1,250,000 1,254

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Shinhan Bank, 5.75%, 4/15/34 (USD)  1,550,000 1,591
2,845
Total South Korea (Cost $4,750) 4,723
TANZANIA 1.1%
Corporate Bonds 1.1%
HTA Group, 7.50%, 6/4/29 (USD) (1) 2,470,000 2,510
Total Tanzania (Cost $2,459) 2,510
THAILAND 1.2%
Corporate Bonds 1.2%
Bangkok Bank, VR, 3.733%, 9/25/34 (USD) (1)(4) 1,130,000 1,048
Bangkok Bank, VR, 6.056%, 3/25/40 (USD) (1)(4) 1,900,000 1,894
Total Thailand (Cost $3,019) 2,942
TÜRKIYE 4.6%
Corporate Bonds 4.6%
Akbank TAS, 7.498%, 1/20/30 (USD) (1) 1,075,000 1,080
Akbank TAS, VR, 9.369% (USD) (1)(3)(4) 2,390,000 2,410
Aydem Yenilenebilir Enerji, 7.75%, 2/2/27 (USD)  976,500 975
Coca-Cola Icecek, 50.50%, 4/28/25  27,600,000 720
ICA ICTAS Altyapi Yavuz Sultan Selim Koprusu Ve Kuzey
Cevre Otoyolu Yatirim Ve I, 7.536%, 10/31/27 (USD)  1,300,000 1,304
TAV Havalimanlari Holding, 8.50%, 12/7/28 (USD) (1) 1,205,000 1,236
Turkcell Iletisim Hizmetleri, 7.45%, 1/24/30 (USD) (1) 1,480,000 1,495
Yapi ve Kredi Bankasi, 7.125%, 10/10/29 (USD) (1) 1,640,000 1,618
Total Türkiye (Cost $10,966) 10,838
UKRAINE 0.6%
Corporate Bonds 0.6%
Kernel Holding, 6.75%, 10/27/27 (USD)  1,430,000 1,322
MHP, 6.25%, 9/19/29 (USD)  201,000 171
Total Ukraine (Cost $1,380) 1,493
UNITED ARAB EMIRATES 4.3%
Corporate Bonds 4.3%
Abu Dhabi National Energy, 4.00%, 10/3/49 (USD)  1,350,000 1,071
Adnoc Murban Rsc, 5.125%, 9/11/54 (USD) (1) 870,000 795
DP World, 5.25%, 12/24/29 (USD)  2,030,000 2,049
First Abu Dhabi Bank, VR, 6.32%, 4/4/34 (USD) (4) 2,390,000 2,483

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Galaxy Pipeline Assets Bidco, 2.94%, 9/30/40 (USD)  1,349,610 1,105
MAF Global Securities, VR, 7.875% (USD) (3)(4) 1,850,000 1,924
Sobha Sukuk, 8.75%, 7/17/28 (USD)  643,000 660
Total United Arab Emirates (Cost $10,095) 10,087
UNITED KINGDOM 1.0%
Corporate Bonds 1.0%
Standard Chartered, VR, 3.265%, 2/18/36 (USD) (4) 2,755,000 2,439
Total United Kingdom (Cost $2,381) 2,439
UNITED STATES 1.4%
Convertible Bonds 0.8%
Citigroup Global Markets Holdings, Series 1299, Zero
Coupon, 2/26/26 (HKD)  16,000,000 1,974
1,974
Corporate Bonds 0.6%
LCPR Senior Secured Financing, 6.75%, 10/15/27 (1) 1,556,000 1,307
1,307
Total United States (Cost $3,513) 3,281
UZBEKISTAN 1.6%
Corporate Bonds 1.6%
Ipoteka-Bank ATIB, 5.50%, 11/19/25 (USD)  2,300,000 2,285
JSCB Agrobank, 9.25%, 10/2/29 (USD) (1) 1,360,000 1,418
Total Uzbekistan (Cost $3,660) 3,703
VIETNAM 0.8%
Corporate Bonds 0.8%
Mong Duong Finance Holdings, 5.125%, 5/7/29 (USD) (1) 365,976 355
Mong Duong Finance Holdings, 5.125%, 5/7/29 (USD)  1,635,457 1,586
Total Vietnam (Cost $1,996) 1,941
ZAMBIA 0.8%
Corporate Bonds 0.8%
First Quantum Minerals, 8.00%, 3/1/33 (USD) (1) 1,970,000 1,999
Total Zambia (Cost $1,970) 1,999

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.1%
Money Market Funds 3.1%
T. Rowe Price Government Reserve Fund, 4.39% (10)(11) 7,404,149 7,404
Total Short-Term Investments (Cost $7,404) 7,404
Total Investments in Securities  100.3%
(Cost $243,695) $ 237,794
Other Assets Less Liabilities (0.3)% (748)
Net Assets 100.0% $ 237,046
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $83,336 and represents 35.2% of net assets.
(2) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(3) Perpetual security with no stated maturity date.
(4) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(5) Non-income producing
(6) Security is in default or has failed to make a scheduled interest and/or principal payment.
(7) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $365 and represents 0.2% of net assets.
(8) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(9) Level 3 in fair value hierarchy.
(10) Seven-day yield
(11) Affiliated Companies

T. ROWE PRICE Emerging Markets Corporate Bond Fund

.
.
.
.
.
.
.
.
.
.
3M TSFR Three month term SOFR (Secured overnight financing rate)
CNH Offshore China Renminbi
EUR Euro
FRN Floating Rate Note
HKD Hong Kong Dollar
PIK Payment-in-kind
SOFRINDX SOFR (Secured overnight financing rate) Index
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Emerging Markets Corporate Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
JPMorgan Chase 5/23/25 EUR 1,219 USD 1,275 $ 47
Standard Chartered 5/23/25 USD 2,533 EUR 2,408 (79)
State Street 5/23/25 EUR 621 USD 680 (6)
UBS Investment Bank 6/13/25 USD 139 CNH 1,000 1
Net unrealized gain (loss) on open forward
currency exchange contracts $ (37)

T. ROWE PRICE Emerging Markets Corporate Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 2 Euro BOBL contracts 6/25 (255) $ 1
Short, 20 U.S. Treasury Notes ten year contracts 6/25 (2,224) (11)
Short, 5 Ultra U.S. Treasury Bonds contracts 6/25 (611) (13)
Net payments (receipts) of variation margin to date 20
Variation margin receivable (payable) on open futures contracts $ (3)

T. ROWE PRICE Emerging Markets Corporate Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.39% $ —# $ — $ 55+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
3/31/25
T. Rowe Price Government
Reserve Fund, 4.39% $ 5,472  ¤  ¤ $ 7,404^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $55 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $7,404.

T. ROWE PRICE Emerging Markets Corporate Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Emerging Markets Corporate Bond Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards
Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect

T. ROWE PRICE Emerging Markets Corporate Bond Fund

fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 228,682 $ — $ 228,682
Bank Loans — — 1,343 1,343
Common Stocks — 365 — 365
Short-Term Investments 7,404 — — 7,404
Total Securities 7,404 229,047 1,343 237,794
Forward Currency Exchange
Contracts — 48 — 48
Futures Contracts* 1 — — 1
Total $ 7,405 $ 229,095 $ 1,343 $ 237,843
Liabilities
Forward Currency Exchange
Contracts $ — $ 85 $ — $ 85
Futures Contracts* 24 — — 24
Total $ 24 $ 85 $ — $ 109
1
Includes Convertible Bonds, Corporate Bonds and Government Bonds.
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Emerging Markets Corporate Bond Fund

threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F193-054Q1 03/25